EMPLOYEE BENEFITS (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Defined benefit plan forecast future benefit payment	R$ 2,918,026	R$ 2,863,475
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Year 1	349,582	339,223
Year 2	325,518	316,898
Year 3	316,201	309,058
Year 4	306,861	299,948
Year 5	296,668	291,230
Next 5 years	R$ 1,323,196	R$ 1,307,118